Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Maturity of Remaining Operating Leases Liabilities
The table below summarizes the maturity of remaining operating lease liabilities:

Lease payments due in:	Operating Lease
(in thousands)
2023	$367
2024	258
2025	257
2026	259
2027	262
Thereafter	309
Total lease payments	1,712
Less imputed interest	(179)
Total lease liabilities, as reported	$1,533